Group Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Assets
Intangible assets	£ 122,126	£ 129,075	£ 128,026
Property, plant and equipment	4,521	4,867	4,728
Investments in associates and joint ventures	2,061	2,020	2,055
Retirement benefit assets	1,027	1,000	1,219
Deferred tax assets	720	682	619
Trade and other receivables	284	241	224
Investments held at fair value	111	121	55
Derivative financial instruments	130	131	236
Total non-current assets	130,980	138,137	137,162
Inventories	5,634	5,671	5,952
Income tax receivable	160	149	145
Trade and other receivables	4,219	4,367	3,649
Investments held at fair value	451	579	571
Derivative financial instruments	413	430	270
Cash and cash equivalents	3,681	3,446	3,568
Total current assets other than non-current assets classified as held for sale	14,558	14,642	14,155
Assets classified as held-for-sale	534	767	554
Total current assets	15,092	15,409	14,709
Total assets	146,072	153,546	151,871
Equity – capital and reserves
Share capital	614	614	614
Share premium, capital redemption and merger reserves	26,629	26,628	26,627
Other reserves	(1,721)	2,655	2,329
Retained earnings	45,591	44,081	42,558
In respect of assets held-for-sale	(500)	(295)	(58)
Owners of the parent	70,613	73,683	72,070
Perpetual hybrid bonds	1,685	1,685	1,685
Non-controlling interests	330	342	314
Total equity	72,628	75,710	74,069
Liabilities
Non-current borrowings	37,140	38,726	39,724
Retirement benefit liabilities	881	949	1,108
Deferred tax liabilities	17,389	18,428	18,361
Other provisions for liabilities	469	434	418
Trade and other payables	944	944	998
Derivative financial instruments	430	502	467
Total non-current liabilities	57,253	59,983	61,076
Current borrowings	5,029	4,413	5,151
Income tax payable	905	1,049	888
Other provisions for liabilities	483	1,087	863
Trade and other payables	9,217	10,449	8,823
Derivative financial instruments	251	427	462
Current liabilities other than liabilities included in disposal groups classified as held for sale	15,885	17,425	16,187
Liabilities associated with assets classified as held-for-sale	306	428	539
Total current liabilities	16,191	17,853	16,726
Total equity and liabilities	£ 146,072	£ 153,546	£ 151,871